DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends [line items]
Dividends paid to non-controlling interests	$ 89	$ 87	$ 108
Dividend declared to the non-controlling interest		25	24
Omnium Telecom Algeria S.p.A
Dividends [line items]
Dividends paid to non-controlling interests	44	45	69
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	27	24	24
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	8	16	12
Other
Dividends [line items]
Dividends paid to non-controlling interests	$ 10	$ 2	$ 3